EQUITY (Details)	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) Options item $ / shares shares		Mar. 31, 2021 USD ($) shares	Jun. 30, 2022 USD ($) Options Vote $ / shares	Dec. 31, 2021 USD ($) Options Vote $ / shares shares	Dec. 31, 2020 USD ($)	[2]
EQUITY
Par value per share | $ / shares	$ 0.00001			$ 0.00001	$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares					1,232,616
Number of Ordinary shares issued | Options	1,600,499			1,600,499	1,600,499
Value of Preferred shares issued	$ 2,465,000				$ 2,465,000
Share capital	$ 0	[1]		$ 0 [1]	$ 0 [1]	$ 0
Number of votes per Ordinary share | Vote				1	1
Preferred Shares, number of votes per Ordinary share into which such Preferred Shares could then be converted | Vote				1	1
Preferred Shares, conversion ratio				1.00%	1.00%
Minimum percentage of vote or written consent required to decide date of conversion of Preferred shares				50.00%	50.00%
Minimum net proceeds to Company to decide date of conversion of Preferred shares				$ 50,000,000	$ 50,000,000
Three founding airline group members
EQUITY
Number of founding airline group members with Company launched Digital Air Cargo Council | item	3
Number of shares issued | shares	27,000				27,000
Share capital	$ 1,952,000				$ 1,952,000
Number of additional shares eligible to receive | shares	108,000
Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of Ordinary shares issued	45,004				45,004
Value of Preferred shares issued	$ 1,368,000				$ 1,368,000
Preferred shares
EQUITY
Number of votes per Ordinary share | Vote				1	1
Dividend rate (in percentage)				6.00%	6.00%
Series C Preferred shares
EQUITY
Par value per share | $ / shares				$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares			1,187,612
Preferred shares, consideration amount			$ 26,389,000
Direct expenses related to issuance			258,000
Direct expenses related to issuance, net			$ 26,131,000
Series C Preferred shares | Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of Ordinary shares issued | Options	45,004				45,004
Ordinary shares
EQUITY
Par value per share | $ / shares				$ 0.00001
Ordinary shares | 7LFreight
EQUITY
Number of Ordinary shares issued | Options	102,320				102,320
Value of Preferred shares issued	$ 2,465,000				$ 2,465,000

[1]	Represents an amount lower than $1
[2]	Represents an amount lower than $1.